Schedule of Investments
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–51.93%
Australia–3.14%
APA Group	3,801	$30,142
Aristocrat Leisure Ltd.	1,243	33,699
Aurizon Holdings Ltd.	7,101	19,499
BHP Group Ltd.(a)	5,578	217,263
BHP Group Ltd.(a)	15,312	587,063
BlueScope Steel Ltd.	1,599	24,709
Brambles Ltd.	4,619	34,061
Coles Group Ltd.	1,315	17,527
CSL Ltd.	639	126,903
Dexus	1,386	11,280
Endeavour Group Ltd.	2,649	14,412
Fortescue Metals Group Ltd.	6,608	101,405
Glencore PLC	6,253	40,637
Goodman Group	2,203	37,417
Macquarie Group Ltd.	71	10,680
Ramsay Health Care Ltd.	213	10,316
Rio Tinto Ltd.	2,309	204,539
Rio Tinto PLC	3,695	293,109
Scentre Group	8,061	18,256
Sonic Healthcare Ltd.	1,492	39,288
South32 Ltd.	15,547	57,894
Telstra Corp. Ltd.	17,444	51,444
Transurban Group	4,654	46,887
Wesfarmers Ltd.	1,528	57,414
Woolworths Group Ltd.	1,705	47,357
		2,133,201
Austria–0.03%
OMV AG	384	18,311
Belgium–0.08%
D’Ieteren Group	71	11,887
Groupe Bruxelles Lambert S.A.	154	15,971
Proximus SADP	639	11,893
UCB S.A.	142	16,999
		56,750
Brazil–1.39%
B3 S.A. - Brasil, Bolsa, Balcao	12,500	41,246
Petroleo Brasileiro S.A., Preference Shares	65,500	460,188
Telefonica Brasil S.A., ADR	2,700	30,375
Vale S.A.	17,800	357,417
WEG S.A.	7,300	53,465
		942,691
Canada–5.43%
Algonquin Power & Utilities Corp.	1,613	25,018
Alimentation Couche-Tard, Inc.	2,203	99,246
AltaGas Ltd.	1,172	26,250
Atco Ltd., Class I	499	17,136
BCE, Inc.	1,492	82,706
Brookfield Asset Management, Inc., Class A	1,776	100,410
Shares		Value
Canada–(continued)
Canadian National Railway Co.	995	$133,473
Canadian Natural Resources Ltd.	6,217	384,960
Canadian Pacific Railway Ltd.	1,599	131,972
Canadian Tire Corp. Ltd., Class A	213	32,161
Canadian Utilities Ltd., Class A	653	20,016
Cenovus Energy, Inc.	1,847	30,789
CGI, Inc., Class A(b)	675	53,772
CI Financial Corp.	888	14,107
Constellation Software, Inc.	142	242,734
Dollarama, Inc.	1,563	88,643
Emera, Inc.	782	38,764
Enbridge, Inc.	2,807	129,219
Fairfax Financial Holdings Ltd.	213	116,204
Finning International, Inc.	845	25,442
Fortis, Inc.	1,421	70,280
Franco-Nevada Corp.	178	28,326
George Weston Ltd.	249	30,663
GFL Environmental, Inc.	284	9,237
Great-West Lifeco, Inc.	345	10,167
H&R REIT	1,400	14,614
Hydro One Ltd.(c)	1,386	37,340
Imperial Oil Ltd.	568	27,488
Intact Financial Corp.	320	47,283
Kinross Gold Corp.	4,299	25,241
Loblaw Cos. Ltd.	568	50,968
Magna International, Inc.	2,522	161,913
Manulife Financial Corp.	8,740	186,384
Metro, Inc.	1,457	83,866
Nutrien Ltd.	746	77,109
Onex Corp.	320	21,445
Open Text Corp.	355	15,053
Pembina Pipeline Corp.	355	13,338
Power Corp. of Canada	1,990	61,603
Quebecor, Inc., Class B	653	15,566
Rogers Communications, Inc., Class B	1,421	80,430
Shaw Communications, Inc., Class B	1,137	35,288
Shopify, Inc., Class A(b)	71	48,017
Sun Life Financial, Inc.	782	43,662
Suncor Energy, Inc.	5,649	183,909
TC Energy Corp.	1,421	80,146
Teck Resources Ltd., Class B	1,954	78,901
TELUS Corp.	4,228	110,456
TFI International, Inc.	249	26,520
Thomson Reuters Corp.	711	77,194
Tourmaline Oil Corp.	1,492	68,743
West Fraser Timber Co. Ltd.	711	58,500
WSP Global, Inc.	154	20,438
		3,693,110
Chile–0.03%
Lundin Mining Corp.	2,345	23,766
China–2.30%
Anhui Conch Cement Co. Ltd., H Shares	5,500	28,187

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
China–(continued)
Baidu, Inc., ADR(b)	782	$103,459
BeiGene Ltd., ADR(b)	76	14,334
BYD Co. Ltd., H Shares	7,000	198,849
China Coal Energy Co. Ltd., H Shares	19,000	14,211
China Life Insurance Co. Ltd., H Shares	9,000	13,735
China Longyuan Power Group Corp. Ltd., H Shares	5,000	11,334
China Medical System Holdings Ltd.	7,000	10,956
China Mengniu Dairy Co. Ltd.	2,000	10,740
China National Building Material Co. Ltd., H Shares	12,000	14,829
China Overseas Land & Investment Ltd.	11,000	32,767
China Petroleum & Chemical Corp., H Shares	132,000	66,002
China Power International Development Ltd.	22,000	11,603
China Resources Power Holdings Co. Ltd.	10,000	18,634
China Shenhua Energy Co. Ltd., H Shares	6,500	20,733
China Taiping Insurance Holdings Co. Ltd.	10,200	12,427
China Tower Corp. Ltd., H Shares(c)	198,000	22,184
CITIC Ltd.	41,000	45,438
COSCO SHIPPING Holdings Co. Ltd., H Shares(b)	7,500	12,987
CSPC Pharmaceutical Group Ltd.	26,000	29,815
Dongfeng Motor Group Co. Ltd., H Shares	20,000	14,982
Dongyue Group Ltd.	7,000	9,504
ENN Energy Holdings Ltd.	700	10,432
Futu Holdings Ltd., ADR(b)	345	11,233
Genscript Biotech Corp.(b)	6,000	18,893
Great Wall Motor Co. Ltd., H Shares	5,000	7,970
Hengan International Group Co. Ltd.	2,500	11,540
Huaneng Power International, Inc., H Shares	28,000	11,914
Kanzhun Ltd., ADR(b)	320	7,971
Kingboard Holdings Ltd.	3,000	14,521
Kunlun Energy Co. Ltd.	14,000	12,119
Legend Holdings Corp., H Shares(c)	7,500	9,391
Lenovo Group Ltd.	22,000	23,860
Li Auto, Inc., ADR(b)	746	19,254
Li Ning Co. Ltd.	9,500	81,424
Lufax Holding Ltd., ADR(b)	8,455	47,094
Nongfu Spring Co. Ltd., H Shares(c)	2,000	10,619
NXP Semiconductors N.V.	568	105,125
PetroChina Co. Ltd., H Shares	188,000	96,275
Pinduoduo, Inc., ADR(b)	1,457	58,440
Ping An Insurance (Group) Co. of China Ltd., H Shares	17,500	123,473
Sinopharm Group Co. Ltd., H Shares	8,800	20,015
SITC International Holdings Co. Ltd.	3,000	10,590
Smoore International Holdings Ltd.(c)	2,000	4,768
Sunny Optical Technology Group Co. Ltd.	900	14,415
Tencent Music Entertainment Group, ADR(b)	2,736	13,324
Weichai Power Co. Ltd., H Shares	7,000	11,003
Wharf Holdings Ltd. (The)	4,000	12,162
XPeng, Inc., ADR(b)	497	13,712
Yankuang Energy Group Co. Ltd., H Shares	10,000	29,551
Yum China Holdings, Inc.	533	22,141
ZTO Express Cayman, Inc., ADR	533	13,325
		1,564,264
Denmark–1.74%
AP Moller - Maersk A/S, Class B	36	108,509
Carlsberg A/S, Class B	178	21,733
Shares		Value
Denmark–(continued)
Coloplast A/S, Class B	213	$32,259
Demant A/S(b)	391	17,687
DSV A/S	115	21,990
Genmab A/S(b)	71	25,721
GN Store Nord A/S	178	8,687
H Lundbeck A/S	576	13,281
Novo Nordisk A/S, Class B	7,638	845,883
Novozymes A/S, Class B	573	39,217
Orsted A/S(c)	76	9,570
Pandora A/S	115	10,880
Tryg A/S	462	11,201
Vestas Wind Systems A/S	497	14,674
		1,181,292
Finland–0.36%
Elisa OYJ	192	11,572
Fortum OYJ	1,190	21,602
Kesko OYJ, Class B	345	9,522
Kone OYJ, Class B	320	16,760
Neste OYJ	568	25,876
Nokia OYJ(b)	7,851	43,219
Sampo OYJ, Class A	1,741	84,982
Stora Enso OYJ, Class R	1,172	22,932
Wartsila OYJ Abp	1,066	9,736
		246,201
France–4.13%
Air Liquide S.A.	853	149,223
Airbus SE(b)	284	34,328
Atos SE	639	17,375
AXA S.A.	1,420	41,470
Bollore SE	2,725	14,234
Bouygues S.A.	768	26,773
Bureau Veritas S.A.	345	9,854
Capgemini SE	213	47,380
Carrefour S.A.	2,167	47,010
Cie de Saint-Gobain	1,101	65,521
Cie Generale des Etablissements Michelin S.C.A.	355	47,958
Covivio	142	11,266
Danone S.A.	466	25,671
Dassault Systemes SE	1,030	50,753
Eiffage S.A.	533	54,631
ENGIE S.A.	653	8,560
EssilorLuxottica S.A.	1,243	226,903
Eutelsat Communications S.A.	921	9,998
Gecina S.A.	213	26,801
Hermes International	36	51,062
Ipsen S.A.	107	13,366
Kering S.A.	143	90,333
Klepierre S.A.	853	22,680
La Francaise des Jeux SAEM(c)	269	10,662
Legrand S.A.	355	33,749
L’Oreal S.A.	355	142,094
LVMH Moet Hennessy Louis Vuitton SE	355	252,785
Orange S.A.	12,541	148,294
Pernod Ricard S.A.	320	70,183
Publicis Groupe S.A.	711	43,191
Rubis S.C.A.	746	21,927
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
France–(continued)
Sanofi	6,111	$623,226
Sartorius Stedim Biotech	17	6,967
Schneider Electric SE	746	124,549
Teleperformance	107	40,801
TotalEnergies SE	1,492	75,702
Veolia Environnement S.A.	711	22,688
Vinci S.A.	230	23,515
Vivendi SE	5,755	75,111
		2,808,594
Germany–3.13%
adidas AG	76	17,747
Allianz SE	888	212,050
BASF SE	320	18,248
Bayerische Motoren Werke AG	1,208	104,630
Beiersdorf AG	76	7,986
Brenntag SE	154	12,452
Continental AG(b)	107	7,718
Deutsche Bank AG(b)	998	12,744
Deutsche Boerse AG	213	38,263
Deutsche Post AG	675	32,413
Deutsche Telekom AG	4,157	77,641
Deutsche Wohnen SE	1,101	36,957
E.ON SE	3,695	42,972
Fresenius Medical Care AG & Co. KGaA	1,172	78,597
Fresenius SE & Co. KGaA	3,482	128,124
GEA Group AG	391	16,155
Hannover Rueck SE	71	12,092
HeidelbergCement AG	178	10,180
Henkel AG & Co. KGaA, Preference Shares	269	18,016
Infineon Technologies AG	675	23,060
Knorr-Bremse AG	115	8,835
LANXESS AG	391	17,292
LEG Immobilien SE	249	28,436
Mercedes-Benz Group AG	2,522	177,137
Merck KGaA	426	89,217
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	426	114,111
Nemetschek SE	213	20,662
Porsche Automobil Holding SE, Preference Shares	806	78,085
Puma SE	107	9,133
RWE AG	1,315	57,358
SAP SE	2,061	229,973
Sartorius AG, Preference Shares	17	7,550
Scout24 SE(c)	269	15,431
Siemens AG	249	34,502
Siemens Healthineers AG(c)	345	21,393
Symrise AG	213	25,571
Telefonica Deutschland Holding AG	5,028	13,733
United Internet AG	307	10,559
Volkswagen AG, Preference Shares	1,386	239,662
Vonovia SE	460	21,508
		2,128,193
Greece–0.03%
Hellenic Telecommunications Organization S.A.	538	9,734
Shares		Value
Greece–(continued)
JUMBO S.A.	782	$11,647
		21,381
Hong Kong–0.65%
AIA Group Ltd.	5,200	54,441
CK Asset Holdings Ltd.	6,500	44,426
CK Hutchison Holdings Ltd.	7,000	51,322
CLP Holdings Ltd.	4,000	38,979
Henderson Land Development Co. Ltd.	3,000	12,455
Hong Kong & China Gas Co. Ltd. (The)	17,000	20,563
Hong Kong Exchanges & Clearing Ltd.	600	28,276
Jardine Matheson Holdings Ltd.	500	27,424
Kerry Properties Ltd.	5,000	14,090
Link REIT	5,400	46,026
New World Development Co. Ltd.	3,000	12,182
Power Assets Holdings Ltd.	2,000	13,027
Sino Land Co. Ltd.	10,000	12,911
Sun Hung Kai Properties Ltd.	4,000	47,649
Techtronic Industries Co. Ltd.	500	8,055
WH Group Ltd.	18,875	11,874
		443,700
Indonesia–0.09%
PT Astra International Tbk	42,200	19,279
PT Telkom Indonesia (Persero) Tbk	122,200	38,970
		58,249
Ireland–0.07%
AerCap Holdings N.V.(b)	888	44,649
Israel–0.11%
Check Point Software Technologies Ltd.(b)	320	44,243
ICL Group Ltd.	1,492	17,738
Nice Ltd.(b)	71	15,543
		77,524
Italy–0.51%
Assicurazioni Generali S.p.A.	2,994	68,507
Davide Campari-Milano N.V.	675	7,852
Enel S.p.A.	11,846	79,108
Eni S.p.A.	1,954	28,648
Ferrari N.V.	142	31,053
Italgas S.p.A.	1,634	10,491
Poste Italiane S.p.A.(c)	1,728	19,603
Recordati Industria Chimica e Farmaceutica S.p.A.	192	9,652
Snam S.p.A.	4,299	24,827
Telecom Italia S.p.A.	112,053	41,145
Terna Rete Elettrica Nazionale S.p.A.	2,949	25,363
		346,249
Japan–8.09%
AGC, Inc.	500	19,983
Aisin Corp.	400	13,667
Ajinomoto Co., Inc.	1,100	31,237
Amada Co. Ltd.	1,300	11,457
Asahi Group Holdings Ltd.	1,100	39,934
Astellas Pharma, Inc.	7,400	116,005
Bridgestone Corp.	2,600	100,624
Brother Industries Ltd.	1,000	18,210
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
Canon, Inc.	2,300	$55,988
Chubu Electric Power Co., Inc.	2,900	30,046
CyberAgent, Inc.	600	7,439
Dai Nippon Printing Co. Ltd.	700	16,441
Dai-ichi Life Holdings, Inc.	600	12,206
Daiichi Sankyo Co. Ltd.	1,700	37,295
Daikin Industries Ltd.	200	36,415
Daito Trust Construction Co. Ltd.	400	42,440
Daiwa House Industry Co. Ltd.	2,000	52,251
Daiwa Securities Group, Inc.	1,700	9,626
Denso Corp.	700	44,668
Ebara Corp.	200	11,125
ENEOS Holdings, Inc.	17,500	65,774
FANUC Corp.	100	17,586
FUJIFILM Holdings Corp.	1,500	91,765
Fujitsu Ltd.	200	29,816
Hitachi Ltd.	2,600	130,282
Honda Motor Co. Ltd.	5,500	156,289
Hoya Corp.	1,000	114,112
Iida Group Holdings Co. Ltd.	500	8,655
Inpex Corp.	4,400	52,248
Isuzu Motors Ltd.	1,600	20,671
ITOCHU Corp.	3,300	111,943
Japan Exchange Group, Inc.	500	9,316
Japan Post Holdings Co. Ltd.	21,700	159,396
Japan Real Estate Investment Corp.	2	10,480
Japan Tobacco, Inc.	3,900	66,761
Kajima Corp.	2,300	28,011
Kao Corp.	700	28,736
KDDI Corp.	4,700	154,378
Keyence Corp.	200	92,986
Kirin Holdings Co. Ltd.	1,400	20,938
Kyocera Corp.	300	16,863
Lasertec Corp.	100	16,812
Marubeni Corp.	3,900	45,500
MINEBEA MITSUMI, Inc.	400	8,714
MISUMI Group, Inc.	300	8,926
Mitsubishi Chemical Holdings Corp.	3,400	22,623
Mitsubishi Corp.	6,300	237,372
Mitsubishi Electric Corp.	4,200	48,341
Mitsubishi Estate Co. Ltd.	1,800	26,771
Mitsui & Co. Ltd.	6,400	174,334
Mitsui Chemicals, Inc.	500	12,595
Mitsui Fudosan Co. Ltd.	800	17,116
Mitsui OSK Lines Ltd.	1,500	41,641
MS&AD Insurance Group Holdings, Inc.	600	19,494
Murata Manufacturing Co. Ltd.	600	39,663
NEC Corp.	1,700	71,318
NGK Insulators Ltd.	800	11,422
Nihon M&A Center Holdings, Inc.	1,200	16,676
Nintendo Co. Ltd.	100	50,456
Nippon Building Fund, Inc.	2	11,357
Nippon Prologis REIT, Inc.	3	8,774
Nippon Steel Corp.	600	10,637
Nippon Telegraph & Telephone Corp.	10,200	296,380
Nippon Yusen K.K.	700	61,175
Nissan Motor Co. Ltd.(b)	4,000	17,807
Nitori Holdings Co. Ltd.	100	12,558
Shares		Value
Japan–(continued)
Nitto Denko Corp.	200	$14,333
Nomura Holdings, Inc.	6,100	25,562
Nomura Research Institute Ltd.	900	29,435
NTT Data Corp.	900	17,652
Obayashi Corp.	1,700	12,500
Olympus Corp.	4,300	81,693
Omron Corp.	500	33,336
Ono Pharmaceutical Co. Ltd.	1,200	30,137
Oriental Land Co. Ltd.	100	19,092
ORIX Corp.	3,800	75,844
Otsuka Holdings Co. Ltd.	1,000	34,592
Panasonic Holdings Corp.	7,900	76,505
Recruit Holdings Co. Ltd.	2,700	118,199
Resona Holdings, Inc.	4,000	17,129
Secom Co. Ltd.	200	14,491
Seiko Epson Corp.	1,400	20,990
Sekisui Chemical Co. Ltd.	800	11,458
Sekisui House Ltd.	1,600	31,023
Seven & i Holdings Co. Ltd.	700	33,306
Shimano, Inc.	100	22,874
Shimizu Corp.	1,700	10,217
Shin-Etsu Chemical Co. Ltd.	100	15,239
Shionogi & Co. Ltd.	500	30,707
Softbank Corp.	10,500	122,722
SoftBank Group Corp.	2,400	107,945
Sojitz Corp.	1,300	21,447
Sompo Holdings, Inc.	1,000	43,987
Sony Group Corp.	700	72,248
Subaru Corp.	500	7,943
Sumitomo Chemical Co. Ltd.	4,600	21,087
Sumitomo Corp.	2,900	50,287
Sumitomo Pharma Co. Ltd.	1,200	11,850
Sysmex Corp.	100	7,261
T&D Holdings, Inc.	2,100	28,490
Taisei Corp.	500	14,454
Takeda Pharmaceutical Co. Ltd.	6,800	194,615
TDK Corp.	400	14,442
Terumo Corp.	600	18,171
Tokio Marine Holdings, Inc.	2,100	122,141
Tokyo Electric Power Co. Holdings, Inc.(b)	3,100	10,249
Tokyo Electron Ltd.	100	51,347
Tokyo Gas Co. Ltd.	700	12,823
Toppan, Inc.	1,200	21,200
Toshiba Corp.	900	34,151
Toyota Industries Corp.	300	20,649
Toyota Motor Corp.	14,900	266,911
Toyota Tsusho Corp.	500	20,573
Trend Micro, Inc.	200	11,675
Yamada Holdings Co. Ltd.(b)	4,100	12,753
Yamaha Corp.	200	8,722
Yaskawa Electric Corp.	200	7,811
		5,496,793
Luxembourg–0.04%
ArcelorMittal S.A.	533	17,133
Eurofins Scientific SE	115	11,400
		28,533
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Malaysia–0.10%
IHH Healthcare Bhd.	13,400	$19,674
MISC Bhd.	7,000	12,212
Sime Darby Bhd.	18,300	10,433
Tenaga Nasional Bhd.	5,600	11,985
Top Glove Corp. Bhd.	25,000	11,447
		65,751
Mexico–0.25%
Fibra Uno Administracion S.A. de C.V.	11,800	13,823
Fomento Economico Mexicano, S.A.B. de C.V., ADR	345	28,584
Grupo Bimbo S.A.B. de C.V., Series A	4,500	13,588
Grupo Televisa S.A.B., ADR	1,420	16,614
Wal-Mart de Mexico S.A.B. de C.V., Series V	23,600	97,200
		169,809
Netherlands–3.03%
Adyen N.V.(b)(c)	36	71,121
Akzo Nobel N.V.	462	39,693
ASM International N.V.	107	38,787
ASML Holding N.V.	1,101	734,366
Euronext N.V.(c)	142	12,894
EXOR N.V.	537	40,958
Heineken Holding N.V.	192	15,027
Heineken N.V.	269	25,646
IMCD N.V.	142	24,144
Koninklijke Ahold Delhaize N.V.	6,155	197,860
Koninklijke DSM N.V.	249	44,501
Koninklijke KPN N.V.	3,304	11,475
Koninklijke Philips N.V.	3,055	93,462
NN Group N.V.	1,954	98,483
Prosus N.V.	675	35,733
Randstad N.V.	307	18,427
Shell PLC	15,936	437,344
Signify N.V.	460	21,449
Wolters Kluwer N.V.	959	102,085
		2,063,455
New Zealand–0.06%
Fisher & Paykel Healthcare Corp. Ltd.	998	16,770
Spark New Zealand Ltd.	3,992	12,648
Xero Ltd.(b)	115	8,710
		38,128
Philippines–0.04%
International Container Terminal Services, Inc.	3,980	17,228
SM Prime Holdings, Inc.	16,500	12,041
		29,269
Poland–0.09%
Cyfrowy Polsat S.A.	1,315	8,618
KGHM Polska Miedz S.A.	284	11,546
LPP S.A.	4	10,733
Powszechny Zaklad Ubezpieczen S.A.	3,766	30,144
		61,041
Russia–0.00%
Gazprom PJSC, ADR(d)	9,415	0
Lukoil PJSC, ADR(d)	2,238	0
Shares		Value
Russia–(continued)
Magnit PJSC, GDR(c)(d)	888	$0
MMC Norilsk Nickel PJSC, ADR(d)	2,771	0
Mobile TeleSystems PJSC, ADR(d)	1,101	0
Novatek PJSC, GDR(c)(d)	178	0
PhosAgro PJSC, GDR(c)(d)	426	0
Rosneft Oil Co. PJSC, GDR(c)(d)	13,429	0
Surgutneftegas PJSC, ADR(d)	18,083	0
Tatneft PJSC, ADR(d)	576	0
X5 Retail Group N.V., GDR(c)(d)	422	0
		0
Singapore–0.15%
Ascendas REIT	6,300	13,586
Singapore Exchange Ltd.	1,900	13,933
Singapore Telecommunications Ltd.	9,800	19,033
STMicroelectronics N.V.	1,208	52,582
		99,134
South Africa–0.51%
Anglo American PLC	1,457	75,147
Aspen Pharmacare Holdings Ltd.	1,670	22,606
Bidvest Group Ltd. (The)	1,420	21,686
Clicks Group Ltd.	746	15,806
Exxaro Resources Ltd.	1,382	20,830
FirstRand Ltd.	5,336	28,176
Impala Platinum Holdings Ltd.	1,279	19,679
Life Healthcare Group Holdings Ltd.	7,293	11,613
Naspers Ltd., Class N	230	26,040
Remgro Ltd.	2,687	27,497
Sasol Ltd.(b)	2,345	56,830
Shoprite Holdings Ltd.	1,350	21,785
		347,695
South Korea–1.38%
CJ CheilJedang Corp.	39	11,825
DB Insurance Co. Ltd.	249	14,318
E-MART, Inc.	154	17,825
GS Holdings Corp.	307	11,085
Hankook Tire & Technology Co. Ltd.	345	9,534
HMM Co. Ltd.	1,030	24,625
Hyundai Engineering & Construction Co. Ltd.	345	13,557
Hyundai Mobis Co. Ltd.	178	31,437
Kakao Corp.	269	23,362
Kia Corp.	462	28,058
Korea Electric Power Corp.(b)	768	14,252
KT Corp.	1,113	32,690
KT&G Corp.	501	33,343
LG Corp.	462	29,004
LG Electronics, Inc.	422	41,645
LG Uplus Corp.	817	9,414
NCSoft Corp.	39	14,924
POSCO Holdings, Inc.	284	68,209
Samsung C&T Corp.	192	17,958
Samsung Electronics Co. Ltd.	6,537	373,443
SK Hynix, Inc.	497	47,574
SK Telecom Co. Ltd.	959	44,884
SK, Inc.	115	22,848
		935,814
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Spain–0.93%
Acciona S.A.	36	$6,867
ACS Actividades de Construccion y Servicios S.A.	1,151	30,939
Cellnex Telecom S.A.(c)	817	39,161
Enagas S.A.	746	16,577
Endesa S.A.	497	10,846
Ferrovial S.A.	1,066	28,221
Grifols S.A.	1,243	22,485
Iberdrola S.A.	14,744	160,479
Industria de Diseno Textil S.A.	568	12,359
Merlin Properties SOCIMI S.A.	1,919	22,273
Naturgy Energy Group S.A.	462	13,797
Red Electrica Corp. S.A.	1,350	27,726
Repsol S.A.	6,372	83,786
Telefonica S.A.	31,832	154,509
		630,025
Sweden–0.98%
Assa Abloy AB, Class B	1,036	27,934
Atlas Copco AB, Class A	782	40,584
Electrolux AB, Class B	497	7,520
Epiroc AB, Class A	1,741	37,255
EQT AB	1,457	57,057
Essity AB, Class B	422	9,943
Evolution AB(c)	142	14,492
Getinge AB, Class B	576	22,928
Hexagon AB, Class B	2,665	37,389
Industrivarden AB, Class C	284	7,925
Investor AB, Class B	3,944	85,648
Kinnevik AB, Class B(b)	729	18,973
Lundin Energy AB	1,535	65,075
Nibe Industrier AB, Class B	3,482	38,375
Securitas AB, Class B	960	10,816
Skanska AB, Class B	1,229	27,495
SKF AB, Class B	746	12,126
Swedish Match AB	5,116	38,483
Tele2 AB, Class B	2,487	37,546
Telefonaktiebolaget LM Ericsson, Class B	3,126	28,603
Telia Co. AB	3,872	15,506
Trelleborg AB, Class B	497	11,489
Volvo AB, Class B	853	15,910
		669,072
Switzerland–5.25%
ABB Ltd.	1,611	52,122
Adecco Group AG	384	17,380
Alcon, Inc.	391	30,886
Belimo Holding AG	36	19,097
Chocoladefabriken Lindt & Spruengli AG, PC	1	11,859
Cie Financiere Richemont S.A.	320	40,592
Credit Suisse Group AG	11,156	88,022
Geberit AG	107	65,870
Givaudan S.A.	36	148,192
Holcim Ltd.	1,421	69,376
Julius Baer Group Ltd.	384	22,275
Kuehne + Nagel International AG, Class R	76	21,534
Lonza Group AG	71	51,438
Nestle S.A.	7,567	982,354
Novartis AG	3,908	342,737
Shares		Value
Switzerland–(continued)
Partners Group Holding AG	71	$88,208
PSP Swiss Property AG	76	9,974
Roche Holding AG	2,451	969,310
Schindler Holding AG, PC	36	7,675
SGS S.A.	14	38,901
SIG Combibloc Group AG	355	8,965
Sika AG	142	46,783
Sonova Holding AG, Class A	71	29,614
Straumann Holding AG, Class R	36	57,605
Swiss Life Holding AG	39	24,893
Swiss Prime Site AG	107	10,548
Swisscom AG	71	42,628
UBS Group AG	9,486	185,328
VAT Group AG(c)	36	13,727
Zurich Insurance Group AG	142	70,010
		3,567,903
Taiwan–2.46%
Acer, Inc.	15,000	15,632
Asustek Computer, Inc.	1,000	13,007
Catcher Technology Co. Ltd.	6,000	30,156
Cathay Financial Holding Co. Ltd.	16,000	35,881
Chailease Holding Co. Ltd.	3,000	26,399
China Development Financial Holding Corp.	23,000	15,325
China Steel Corp.	22,000	29,753
Chunghwa Telecom Co. Ltd.	11,000	48,768
Compal Electronics, Inc.	21,000	19,582
Delta Electronics, Inc.	3,000	27,907
Evergreen Marine Corp. Taiwan Ltd.	7,000	32,736
Far EasTone Telecommunications Co. Ltd.	4,000	10,260
Formosa Plastics Corp.	4,000	14,829
Fubon Financial Holding Co. Ltd.	19,000	50,536
Hon Hai Precision Industry Co. Ltd.	49,000	180,514
Inventec Corp.	13,000	11,171
Kinsus Interconnect Technology Corp.	1,000	6,704
Lite-On Technology Corp.	7,000	16,584
MediaTek, Inc.	1,000	31,179
Nan Ya Plastics Corp.	6,000	19,445
Novatek Microelectronics Corp.	1,000	14,760
President Chain Store Corp.	1,000	9,165
Quanta Computer, Inc.	13,000	39,818
Realtek Semiconductor Corp.	1,000	14,903
Sea Ltd., ADR(b)	462	55,343
Taiwan Cement Corp.	7,000	12,174
Taiwan Mobile Co. Ltd.	5,000	18,297
Taiwan Semiconductor Manufacturing Co. Ltd.	36,000	744,280
Unimicron Technology Corp.	1,000	8,584
Uni-President Enterprises Corp.	8,000	18,266
Wan Hai Lines Ltd.	5,000	27,431
WPG Holdings Ltd.	9,000	17,573
Yang Ming Marine Transport Corp.(b)	7,000	30,166
Yuanta Financial Holding Co. Ltd.	27,000	24,822
		1,671,950
Thailand–0.04%
Advanced Info Service PCL, NVDR	2,900	20,246
Charoen Pokphand Foods PCL, NVDR	13,700	9,903
		30,149
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Turkey–0.03%
Turkcell Iletisim Hizmetleri A.S.	12,790	$19,636
United Kingdom–4.30%
3i Group PLC	533	9,641
abrdn PLC	3,685	10,314
Admiral Group PLC	320	10,720
Ashtead Group PLC	959	60,454
AstraZeneca PLC	2,167	287,368
Aviva PLC	2,807	16,569
BAE Systems PLC	3,126	29,467
Barratt Developments PLC	3,126	21,328
Bellway PLC	391	12,424
Berkeley Group Holdings PLC	230	11,195
BP PLC	20,641	100,873
British American Tobacco PLC	9,486	396,765
BT Group PLC	22,311	53,176
Bunzl PLC	391	15,202
CNH Industrial N.V.	533	8,440
Coca-Cola Europacific Partners PLC	355	17,257
Compass Group PLC	675	14,547
Croda International PLC	249	25,590
Diageo PLC	6,146	310,638
Entain PLC(b)	639	13,706
Experian PLC	1,315	50,713
Halma PLC	639	20,858
Howden Joinery Group PLC	1,305	13,089
Imperial Brands PLC	2,807	59,104
Inchcape PLC	998	8,712
J Sainsbury PLC	4,529	14,997
Kingfisher PLC	8,829	29,466
Legal & General Group PLC	3,224	11,432
London Stock Exchange Group PLC	107	11,179
M&G PLC	6,756	19,569
Man Group PLC	6,359	19,383
Meggitt PLC(b)	1,421	14,173
National Grid PLC	9,521	146,240
Next PLC	178	14,036
Pearson PLC	2,629	25,685
Pennon Group PLC	1,243	17,522
Persimmon PLC	614	17,270
Phoenix Group Holdings PLC	3,730	29,906
Reckitt Benckiser Group PLC	501	38,295
RELX PLC	3,055	95,158
Rentokil Initial PLC	2,274	15,662
Rightmove PLC	2,274	18,811
Rolls-Royce Holdings PLC(b)	5,684	7,473
Royal Mail PLC	6,075	26,019
Sage Group PLC (The)	1,670	15,314
Segro PLC	2,534	44,639
Severn Trent PLC	460	18,567
Spirax-Sarco Engineering PLC	107	17,534
SSE PLC	4,192	95,986
St James’s Place PLC	538	10,144
Tate & Lyle PLC	1,350	12,968
Tesco PLC	44,942	162,481
Unilever PLC	5,365	242,872
United Utilities Group PLC	1,036	15,270
Shares		Value
United Kingdom–(continued)
Vodafone Group PLC	84,022	$137,852
		2,924,053
United States–0.98%
Atlassian Corp. PLC, Class A(b)	284	83,448
Ferguson PLC	604	81,987
GlaxoSmithKline PLC	16,875	363,891
James Hardie Industries PLC, CDI	284	8,547
JBS S.A.	2,200	17,203
Stellantis N.V.	1,804	29,254
Swiss Re AG	853	81,170
		665,500
Total Common Stocks & Other Equity Interests (Cost $36,288,158)		35,301,835
Principal Amount
Equity Linked Notes–33.22%
Canada–3.60%
Canadian Imperial Bank of Commerce, 27.00%, 04/19/2022(c)	$2,372,000	2,449,946
France–11.54%
BNP Paribas Issuance B.V., 24.56%, 04/04/2022	2,552,000	2,581,940
BNP Paribas Issuance B.V., 22.88%, 05/09/2022(c)	2,698,000	2,635,885
Societe Generale S.A., 30.68%, 05/02/2022(c)	2,614,000	2,628,908
		7,846,733
Japan–1.83%
Nomura International Funding Pte Ltd., 27.10%, 04/12/2022(c)	1,256,000	1,245,733
Switzerland–3.80%
Credit Suisse AG, 28.80%, 04/11/2022(c)	2,557,000	2,584,815
United Kingdom–3.57%
Barclays Bank PLC, 26.00%, 04/20/2022(c)	1,166,000	1,202,622
Barclays Bank PLC, 22.90%, 05/10/2022(c)	1,223,000	1,223,000
		2,425,622
United States–8.88%
Citigroup Global Markets Holdings, Inc., 30.26%, 04/25/2022(c)	2,474,000	2,546,243
GS Finance Corp., 22.95%, 04/05/2022(c)	1,298,000	1,231,764
GS Finance Corp., Series 1Y, 24.99%, 04/26/2022(c)	1,084,000	1,096,021
HSBC Bank USA N.A., Series 35, 24.20%, 05/03/2022(c)	1,170,000	1,159,691
		6,033,719
Total Equity Linked Notes (Cost $22,464,000)		22,586,568
Shares
Money Market Funds–18.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(e)(f)	4,431,804	4,431,804
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(e)(f)	3,156,964	3,156,016
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.16%(e)(f)	5,064,919	$5,064,919
Total Money Market Funds (Cost $12,652,677)		12,652,739
TOTAL INVESTMENTS IN SECURITIES—103.76% (Cost $71,404,835)		70,541,142
OTHER ASSETS LESS LIABILITIES–(3.76)%		(2,559,160)
NET ASSETS–100.00%		$67,981,982
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $20,316,984, which represented 29.89% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,444,739	$16,203,841	$(17,216,776)	$-	$-	$4,431,804	$728
Invesco Liquid Assets Portfolio, Institutional Class	3,881,117	11,574,171	(12,297,697)	246	(1,821)	3,156,016	393
Invesco Treasury Portfolio, Institutional Class	6,222,558	18,518,675	(19,676,314)	-	-	5,064,919	421
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	24,621	(24,621)	-	-	-	1*
Invesco Private Prime Fund	-	45,348	(45,342)	-	(6)	-	3*
Total	$15,548,414	$46,366,656	$(49,260,750)	$246	$(1,827)	$12,652,739	$1,546

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,133,201	$—	$2,133,201
Austria	—	18,311	—	18,311
Belgium	—	56,750	—	56,750
Brazil	942,691	—	—	942,691
Canada	3,693,110	2,449,946	—	6,143,056
Chile	23,766	—	—	23,766
China	429,412	1,134,852	—	1,564,264
Denmark	—	1,181,292	—	1,181,292
Finland	—	246,201	—	246,201
France	—	10,655,327	—	10,655,327
Germany	—	2,128,193	—	2,128,193
Greece	—	21,381	—	21,381
Hong Kong	—	443,700	—	443,700
Indonesia	—	58,249	—	58,249
Ireland	44,649	—	—	44,649
Israel	44,243	33,281	—	77,524
Italy	—	346,249	—	346,249
Japan	—	6,742,526	—	6,742,526
Luxembourg	—	28,533	—	28,533
Malaysia	—	65,751	—	65,751
Mexico	169,809	—	—	169,809
Netherlands	—	2,063,455	—	2,063,455
New Zealand	—	38,128	—	38,128
Philippines	—	29,269	—	29,269
Poland	—	61,041	—	61,041
Russia	—	—	0	0
Singapore	—	99,134	—	99,134
South Africa	—	347,695	—	347,695
South Korea	—	935,814	—	935,814
Spain	—	630,025	—	630,025
Sweden	—	669,072	—	669,072
Switzerland	—	6,152,718	—	6,152,718
Taiwan	55,343	1,616,607	—	1,671,950
Thailand	—	30,149	—	30,149
Turkey	—	19,636	—	19,636
United Kingdom	17,257	5,332,418	—	5,349,675
United States	100,651	6,598,568	—	6,699,219
Money Market Funds	12,652,739	—	—	12,652,739
Total Investments	$18,173,670	$52,367,472	$—	$70,541,142
Invesco Income Advantage International Fund